Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Investments
Entity Central Index Key	0000869365
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Schwab 1000 Index® Fund
Shareholder Report [Line Items]
Fund Name	Schwab 1000 Index® Fund
Class Name	Schwab 1000 Index® Fund
Trading Symbol	SNXFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED April 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index Fund	$3	0.05% *
*
Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05% [1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (04/02/1991) 1	5.86%	30.77%	12.25%	14.89%
Russell 1000 ® Index 2	5.77%	30.42%	12.32%	15.01%
Schwab 1000 Index ®	5.91%	30.85%	12.29%	14.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.

Performance Inception Date	Apr. 02, 1991
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 21,396,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$21,396
Number of Holdings (excludes derivatives)	988
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	1%
Weighted Average Market Cap (millions)	$1,379,777
Price/Earnings Ratio (P/E)	26.9
Price/Book Ratio (P/B)	5.3

Holdings [Text Block]
Sector Weightings % of Investments
1
Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Annualized.